                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

/ X /      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               CN Loan Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              City National Center
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                    (Address of Principal Executive Offices)

                                 (213) 347-2646
              (Registrant's Telephone Number, including Area Code)

                                BARBARA S. POLSKY
                              City National Center
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                                   Copies to:
                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                             WASHINGTON, D.C. 20005

          Approximate Date of Proposed Public Offering: Not Applicable

                               EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to
Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, common stock in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such stock will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant's series may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any common stock of the Registrant.

                                -------------

Pursuant to General Instruction 63 of Form N-2, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1,2,3.2,4,5,6, and 7 of Part A thereof, responses to all items of Part C except Items 24.2h, 24.2l, 24.2n, and 24.2o, required signatures, and all other documents that are required or which the Registrant may file as part of the registration statement.

PART A

ITEM 1.   OUTSIDE FRONT COVER

           Not Applicable.

ITEM 2.  COVER PAGES; OTHER OFFERING INFORMATION

           Not Applicable.

ITEM 3.  FEE TABLE AND SYNOPSIS

           3.1.  Expense Information


           Shareholder Transaction Expenses
           --------------------------------
                     Sales Load (as a percentage of offering price)......................None
                     Dividend Reinvestment and Cash Purchase Plan Fees...................None

           Annual Expenses
           ---------------
                     Management Fees.....................................................None
                     Other expenses(1)....................................................0.10%
                     Total Annual Expenses................................................0.10%

           -----------------------------------------------------------------------------------------
           Example                            1 year           3 years       5 years       10 years

           -----------------------------------------------------------------------------------------
           You would pay the following
           expenses on a $1,000 investment,
           assuming a 5% annual return:       $ 1.02           $ 3.23        $ 5.65        $ 12.83


           -----------------------------------------------------------------------------------------




           The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in CN Loan Fund, Inc. (the "Fund") will bear directly or indirectly.

           (1) "Other expenses" are based on estimated amounts for the current fiscal year. The example above should not be considered a representation of future expenses, which may be higher or lower.

           3.2.  Not Applicable.

           3.3.  Not Applicable.

ITEM 4.      FINANCIAL HIGHLIGHTS


           Not Applicable.

ITEM 5.      PLAN OF DISTRIBUTION

           Not Applicable.

ITEM 6.      SELLING SHAREHOLDERS

           Not Applicable.

ITEM 7.      USE OF PROCEEDS

           Not Applicable.

ITEM 8.      GENERAL DESCRIPTION OF THE REGISTRANT


       8.1.    General

       The Fund was incorporated under the laws of the State of Maryland on April 5, 2000, and is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended.

       8.2.     Investment Objectives and Policies

       The Fund's investment objective is to seek current income consistent with preservation of capital. The investment objective of the Fund may be changed without the vote of the holders of a majority of voting securities.

           The Fund intends to achieve its objective by investing in a portfolio of medium to high quality debt securities which the Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all of its assets in (i) Construction and Development Loans, (ii) Mortgage-Backed Securities, (iii) Collateralized Mortgage Obligations ("CMOs"), (iv) U.S. Government Agency Securities, (v) U.S. Treasury Securities, (vi) Single Family Residential Mortgages, (vii) Fixed and Floating Rate Commercial Real Estate Mortgages,
(viii) Syndicated Loans, and (ix) Grantor Trusts that invest in such obligations. (Construction and Development Loans, Single Family Residential Mortgages, Fixed and Floating Rate Commercial Real Estate Mortgages and Syndicated Loans are collectively referred to as "Whole Loans.") It is anticipated that substantially all of the Fund's assets will be contributed by Shareholders of the Fund in exchange for Shares of the Fund. Each of the Whole Loans will have been originated or purchased by City National Bank pursuant to its underwriting procedures and guidelines. The Fund does not expect to make new advances on any of the Whole Loans and that such advances will be made by City National Bank as servicer of the Whole Loans. The Manager will seek to balance the risk and return potential of the Fund's investments in a manner that attempts to maximize return while minimizing the risk of losses to the Fund through defaults on portfolio securities. An investment in the Fund may not be appropriate for all investors and there is no assurance that the Fund will achieve its investment objective. The Fund is designed primarily as a long-term investment and not as a trading vehicle.

The discussion below describes in greater detail the principal categories of securities in which the Fund intends to invest.

           Whole Loans. Whole Loans include Construction and Development Loans, Single Family Residential Mortgages, Fixed and Floating Rate Commercial Real Estate Mortgages and Syndicated Loans that City National Bank either originated or purchased. Construction and Development Loans are short-term real estate loans to finance building costs. The funds are typically disbursed as needed or in accordance with a prearranged plan, and the money is repaid on completion of the project, usually from the proceeds of a mortgage loan. Single Family Residential Mortgages are entire ownership interests in mortgage loans on residential property, typically single family residences. Commercial Real Estate Mortgages are mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. Fixed-rate loans have interest rates that are fixed and that do not fluctuate with general market conditions while floating-rate loans have variable interest rates that are periodically adjusted in response to market conditions. Syndicated Loans typically represent participations in larger loans extended to non-investment grade, leveraged borrowers. These loans typically finance a buyout, acquisition or recapitalization transaction and rely on "enterprise value" to mitigate deficient equity or collateral values. Syndicated Loans may be agented by City National Bank or another commercial bank.

           Mortgage-Backed Securities. Mortgage-Backed Securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates, private pass-through securities, commercial mortgage-backed securities and certain collateralized mortgage obligations. Mortgage-Backed Securities may have fixed or adjustable interest rates. The Fund will only invest in Mortgage-Backed Securities that are issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as Ginnie Mae, Fannie Mae and Freddie Mac.

           CMOs. Collateralized Mortgage obligations ("CMOs") are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other Mortgage-Backed Securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO. CMOs may be issued by agencies or instrumentalities of the United States Government or by private organizations. The Fund will not invest in CMO's issued by private organizations.

           In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among the several classes of a series or a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

      U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities. Securities issued by the U.S. Government, such as United States Treasury bills, Treasury notes and Treasury bonds (collectively, "U.S. Treasury Securities"), which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit in the United States. U.S. Government Agency Securities, which are securities issued by agencies and instrumentalities of the U.S. Government such as Ginnie Mae, Fannie Mae and Freddie Mac, are supported by: (i) the full faith and credit of the United States, such as securities issued by Ginnie Mae; (ii) the right of the issuer to borrow from the United States Treasury, such as securities of the Federal Home Loan Banks; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

      Grantor Trusts. Grantor Trusts are special purpose vehicles used to issue mortgage-backed securities wherein Whole Loans are deposited with a trustee under a custodial or trust agreement. The Fund may invest in Grantor Trusts for which City National Bank or an affiliate of City National Bank serves as trustee.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding Shares of the Fund, or (2) 67% or more of the Shares present at the meeting in person or by proxy. The Fund:

             1. May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that the Fund will concentrate in securities which represent interests in mortgages on real property.

             2. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

             3. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

             4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

             5. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

             6. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The following investment limitations of the fund are non-fundamental policies. The Fund may not:

             1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 10% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the borrower under a loan agreement and the lender selling a participation to the Fund together with any other persons interpositioned between such lender and the Fund with respect to a participation.

             2. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under loan agreements would be deemed to constitute such control or participation.

             3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a

      Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 15% of the value of its total assets at the time of such borrowing.

             4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

             5. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that the Fund shall, under normal market conditions, invest more than 25% and up to 100% of its assets in securities which represent interests in mortgages on real property.

             6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

             7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

             8. Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction 3 above.

      All percentage limitations on investments described in this document will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. The other investment policies described in this document are also not fundamental and may be changed by approval of the Fund's Directors.

SELECTION OF INVESTMENTS

      Initially, substantially all of the Fund's assets will be contributed by Shareholders of the Fund in connection with this offering. Subsequently, the Manager will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income, and will select investments which the Manager believes do not involve undue risk to income or principal considered in relation to the particular investment policies of the Fund. At the time of making investments in the categories discussed above, the Manager will consider the quality of the securities in which the Fund may invest. All investments must be in securities that are medium to high quality. As a result, the Fund will not necessarily invest in the highest yielding investments permitted by its investment policies if the Manager determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. The Manager will be free to take full advantage of the entire range of maturities offered by fixed-income securities and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

      New types of mortgage-related assets, and other securities in which the Fund may invest are developed and marketed from time to time and that, consistent with its investment limitations, the Fund expects to invest in those securities and instruments that the Manager believes may assist the Fund in achieving its investment objectives. These investments will be disclosed to shareholders in the Fund's annual and semi-annual reports.

      The Manager seeks to minimize the risks involved in investing in mortgage-related assets and other fixed-income securities through careful investment analysis. It should be noted, however, that the amount of information about the financial condition of an issuer of securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

PORTFOLIO TURNOVER AND SHORT TERM TRADING

      The Manager may buy and sell securities for the Fund to accomplish its investment objective. Although it is impossible to predict portfolio turnover rate, the Manager expects that the annual portfolio turnover rate of the Fund will be low and should not exceed 30%. Portfolio turnover generally involves some expense to the Fund, including transaction costs on the sale of securities and reinvestment in other securities, and may result in realization of ordinary income or capital gains.

      The Fund believes that in general the secondary market for some fixed-income securities is less liquid than that for other fixed-income securities. Also, there may be limited liquidity for certain fixed income securities, such as Whole Loans, that the Fund may purchase or hold. Accordingly, the ability of the Fund to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

    8.3. Risk Factors

    a.  General

    No Operating History; Reliance on Management. The Fund is newly organized and does not have an investment track record. It is anticipated that initially all of the Fund's assets will be contributed by the Shareholders of the Fund. Subsequently, the Fund will be wholly dependent for the selection, structuring, closing, and monitoring of its investments on the diligence and skill of its Manager, acting under the supervision of the Board. The Manager, Heng Chen, will have responsibility for the selection of investments, the negotiation of the terms of such investments, and the monitoring of such investments after they are made. There can be no assurance that Mr. Chen will remain associated with the Fund or that, in the event he ceases to be associated with the Fund, the Fund would be able to find a qualified person or persons to fill his position. See Item 9 - Management.

      Limited Transferability of Shares. The Fund has been organized to make investments in illiquid debt securities. The Shares will not be registered under the federal or state securities laws and are subject to substantial restrictions on transfer. There will be no trading market for the Shares. Fund shares, subject to Board and shareholder approval, are expected to be subject to redemption from time to time as discussed in Item 10.1 - Capital Stock:
Repurchase of Shares.

      The Shares will not be registered under the 1933 Act or under the securities laws of the various states (except as necessary to claim a limited offering exemption) on the grounds that their issuance and sale is exempt from such registration requirements as not involving a public offering pursuant to
Section 4(2) of the 1933 Act and applicable provisions of the securities laws of the various states.

      Because the Shares will be acquired by investors in transactions not involving a public offering, they will be "restricted securities" and may be required to be held indefinitely. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund or the transfer agent. The Fund may withhold consent to such an assumption at its absolute discretion.

      Illiquidity of Investments. From time to time, the Fund's investments in fixed-income securities may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Manager or City National Bank, holds a major portion or all of an issue of such securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Manager believes it is advisable to do so. In addition, in order to enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may be required to take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the

Fund is subject to certain limitations on its investments and on the nature of its income. See Item 10.4 - Taxes.

      Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Because the Fund may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

      Tax Status. The Fund must meet a number of requirements, described under
Item 10.4 - Taxes, to qualify as a RIC and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting the diversification requirement for any fiscal quarter, it might accelerate capital calls or borrowings in order to increase the portion of the Fund's total assets represented by cash, cash items, and U.S. government securities as of the close of the following fiscal quarter and thus attempt to meet the diversification requirement. However, the Fund would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from called equity capital or from accelerated borrowings) are likely to reduce the Fund's return to investors. Furthermore, there can be no assurance that the Fund would be able to meet the diversification requirements through such actions. Failure to qualify as a RIC would subject the Fund's distributed and undistributed income to federal income taxation, and in a year in which the Fund has taxable income or net realized gain, would have a significant adverse effect on the return to investors. See Item 10.4 - Taxes.

      Risks of Whole Loans. While Whole Loans in which the Fund will invest generally will have a higher yield than Mortgage-Backed Securities, holders of such interests may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do holders of Mortgage-Backed Securities. This is because Whole Loans, unlike most Mortgage-Backed Securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, individual loans underlying Whole Loans may be larger than those underlying Mortgage-Backed Securities. There may be certain costs and delays in the event of a foreclosure and there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, accrued but unpaid interest and all foreclosure expenses, in which case the Fund may suffer a loss.

      The Manager will itself or through third parties hired on its behalf, with respect to the Fund's investments in Whole Loans, review to the extent practicable the documents generated in connection with the underlying loans with a view towards determining, among other things, that: (i) the Fund upon purchase or acquisition thereof will acquire valid loans (or interests therein) and a perfected security interest in the property securing the loans; (ii) there are no claims to the property superior to that of the underlying mortgage or contract holder (except, in the case of second mortgage loans, those of the first mortgage holders); and (iii) the Fund's purchase or acquisition will not give rise to rights on the part of third parties, the exercise of which could adversely affect the Fund. It may, however, be impracticable for the Manager to examine prior to purchase every relevant document within the limited due diligence period afforded by the financial institution selling or contributing the loans, and in some cases the document files may not be well-maintained and important documents or contracts may be missing. The Manager will make certain assumptions regarding the rate and severity of defaults on the mortgages or installment sales contracts underlying Whole Loans purchased by the Fund and will determine the acquisition price for such investments accordingly. There can be no assurance, however, that the actual rate and/or severity of defaults will not be greater than that anticipated by the Manager.

      Interest Rate Risk. Because the prices of the Fund's assets will fluctuate with changes in prevailing interest rates, the net asset value of the Fund's Shares can also fluctuate in relation to interest rate changes. When interest rates decline, the value of a portfolio invested substantially in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested substantially in fixed-income securities can be expected to decline. The values of securities rated in the lower rating categories generally fluctuate more than those of securities rated on the higher rating category.

      Prepayment Risk. The yield characteristics of mortgage-related assets differ from traditional debt securities. The major differences typically include more frequent interest and principal payments (usually monthly) the possibility that prepayments of principal may be made at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the Fund purchases the securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayment rates are influenced by changes in current interest rates and a variety of other economic, geographic, social and other factors.

      Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates as prepayments on the loans or other collateral underlying the securities in which the Fund has invested result in prepayments of the Fund's securities. The yield on the securities in which such amounts are reinvested is likely to be lower than the yield on the securities that were prepaid or the yield that could be achieved if such amounts were reinvested during a time of rising interest rates. Mortgage-Related Assets may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

      Credit Risk. All investments purchased by the Fund will be medium to high quality. Credit risk is the possibility that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default. Although credit risk for the Fund should generally be low, there can be no assurance that the credit rating of an investment will remain unchanged over the period of the Fund's ownership of that investment.

    b.  Effects of Leverage

    Not applicable.

    8.4. Other Policies

DEFENSIVE STRATEGIES

      At times the Manager may judge that conditions in the markets for mortgage-related assets and other fixed-income securities make pursuing the Fund's basic investment strategy inconsistent with the best interests of its Shareholders. At such times the Manager may use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest substantially all of its assets in high-quality fixed-income obligations such as U.S. Treasury Securities; commercial paper; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Manager considers consistent with such strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

    8.5.     Share Price Data

    Not Applicable.

    8.6.     Business Development Companies

    Not Applicable.

ITEM 9.  MANAGEMENT

     9.1.     General

    (a) BOARD OF DIRECTORS. The Directors set broad policies for the Fund and choose its officers. The Fund has four (4) Directors. Under the Bylaws, which the Directors may amend, and except for the initial Board of Directors, the Board of Directors shall consist of not fewer than three (3) nor more than nine
(9) Directors, as specified by a resolution of a majority of the entire Board of Directors. No more than 60% of the Directors are "interested persons" of the Fund, as defined in the 1940 Act.

    (b) INVESTMENT MANAGER. The Investment Manager, Heng Chen, is located at City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210. Mr. Chen is an employee of the Fund and of City National Bank, a national banking association. Mr. Chen has been the Executive Vice President-Finance of City National Bank since March 2000 and the Assistant Chief Financial Officer and Assistant Treasurer of City National Corporation since June 1998. Mr. Chen has been with City National Bank since 1985 during which time he has served as Controller and Assistant Treasurer of City National Corporation and as Senior Vice President-Finance and Controller of City National Bank. Prior to joining City National Bank, Mr. Chen was a senior manager at Price Waterhouse & Company from 1975 to 1984. In total, Mr. Chen has over 5 years of experience managing fixed income securities.

    Mr. Chen received a B.A. degree in Economics from the University of California at Santa Barbara in 1973 and an MBA from the University of California at Los Angeles in 1974.

      There is no management contract between the Fund and the Manager. Subject to such policies as the Directors may determine, the Manager, at his own expense, furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund. Subject to the control of the Directors, the Manager also manages, supervises, and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the Fund's net asset value, but excluding transfer agency services), and places all orders for the purchase and sale of the Fund's portfolio securities.

      The Fund will not pay the Manager any compensation for the services rendered, facilities furnished, and expenses borne by the Manager.

      As an employee of the Fund, the Manager shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of the Manager's willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

      The Manager may be terminated without penalty by vote of the Directors or the Shareholders of the Fund, or by City National Bank. The continuance of the Manager will be considered at least annually by vote of either the Directors or the Shareholders, and, in either case, by a majority of the Directors who are not "interested persons" of City National Bank or the Fund.

      (c) PORTFOLIO MANAGER. The Fund's portfolio manager will be Heng Chen. See Item 9.1 (b) above.

      (d) ADMINISTRATOR.  Not Applicable.

      (e) CUSTODIAN. City National Bank (the "Bank"), located at City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210, will serve as the Fund's custodian, transfer agent, and dividend disbursing agent.

      The Bank will serve as custodian for the Fund's portfolio securities and cash, and in such capacity, maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Bank receives a fee as follows:

      For Custody Services

      0.003% per year for the first $25,000,000 of securities and 0.0015% per year for securities held in excess of $25,000,000. There is no additional fee for custody services related to grantor trust certificates and loans and loan participation interests serviced by City National Bank.

      For Recordkeeping Services

      There is no separate charge for recordkeeping services.

      All fees are to be accrued daily and paid monthly.

      As transfer agent and dividend disbursing agent, the Bank is responsible for, among other things, establishing and maintaining accounts of Shareholders, monitoring the number of Shares issued and outstanding from time to time and effecting payments of dividends or distributions declared from time to time by the Directors with respect to the Shares. For these services, the Bank receives a fee from the Fund in the amount of $10,000 per month plus City National Bank's reasonable out-of-pocket expenses incurred in the performance of its services.

      (f)    EXPENSES

      The Fund's service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Directors who are not partners, officers, directors, shareholders or employees of City National Bank or City National Corporation, Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Fund, inside auditing and legal fees and expenses, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, costs and expenses of Shareholders' and Directors' reports and meetings and any extraordinary expenses.

      (g)    AFFILIATED BROKERAGES

      None.

      9.2.  Non-resident Managers

      Not Applicable.

      9.3.  Control Persons

      As of July 11, 2000, City National Bank owned 100% of the outstanding Shares of the Fund.

ITEM 10.  CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

      10.1.  Capital Stock

      The Fund is authorized to issue 23,000,000 shares of Common Stock, $0.001 par value, all of which are initially classified as Common Stock. The Fund's Shares have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting rights. Shareholders are entitled to one vote per Share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Fund's Shares will not be able to elect any Directors. The Fund's Shares outstanding are and those offered hereby, when issued, will be fully paid and nonassessable. The rights of the Fund's shares with respect to dividends and distributions are described under "Dividends and Distributions." Each Share is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termination.

      A private offering of the Shares has been approved by the Board of Directors of the Fund. The Fund may from time to time sell additional Shares. Any additional offering will be subject to the requirements of the 1940 Act that Shares may not be sold at a price below the then current net asset value, exclusive of sales loads and commissions, except in connection with an offering to existing shareholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

REPURCHASE OF SHARES

       Since the Fund is a closed-end investment company, Shareholders of the Fund do not, and will not, have the right to redeem their Shares. It is not expected that any trading market in Shares of the Fund will ever emerge.

      Although the Fund has no present intention to do so, the Fund may, from time to time, consider repurchasing its Shares or to tender for its Shares at their net asset value. The Fund currently has no established tender offer or share repurchase program, and no established schedule for considering the adoption of such programs. No assurance can be given that the Fund will, in fact, decide to undertake any tender offers or share repurchases in the future.

      Subject to the Fund's investment restrictions with respect to borrowings and subject to the Fund's compliance with the 1940 Act, the Fund may incur debt to finance repurchases and/or tenders. See Item 8.2 - Investment Objections and
Policies: Investment and Restrictions. Interest on any such borrowings will reduce the Fund's net investment income.

      Although share repurchases and tenders could have a favorable effect for the owners of the Fund's Shares, it should be recognized that the acquisition of Shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

DIVIDENDS AND DISTRIBUTIONS

      The Fund intends to make annual distributions to Shareholders from net investment income. Net investment income of the Fund consists of all interest and other income (excluding capital gains and losses) accrued on portfolio assets less all expenses of the Fund allocable thereto. Expenses of the Fund are accrued each day. It is currently anticipated that amounts which economically represent net realized long-term capital gains, if any, will be distributed to Shareholders at least annually.

      To permit the Fund to maintain a more stable annual distribution, the Fund may from time to time pay out less than the entire amount of available net investment income and net realized short-term capital gains to Shareholders earned in any particular period. Any such amount retained by the Fund would be available to stabilize future distributions. As a result, the distributions made by the Fund for any particular period may be more or less than the amount of net investment income and net realized short-term capital gains actually earned by the Fund during such period. For information concerning the tax treatment of such dividends and distributions to Shareholders, see Item 10.4 - Taxes. The Fund intends, however, to make such distributions as are necessary for it to qualify as a regulated investment company that is not subject to federal tax.

      10.2.     Long-Term Debt

      None.

      10.3.     General

      None.

      10.4.     Taxes


      The following discussion is based on the advice of KPMG LLP, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations and IRS published rulings, as of the date of this filing.

      The following is a general summary of certain of the United States federal income tax laws relating to the Fund. This discussion is based on the Internal Revenue Code, regulations thereunder, published rulings, procedures and announcements and court decisions as of the date hereof. The tax law, as well as the implementation thereof, is subject to change, and any such change might interfere with the Fund's ability to qualify as a regulated investment company ("RIC") or, if the Fund so qualifies, to maintain such qualification. This discussion does not purport to deal with all of the United States federal income tax consequences applicable to the Fund or to all categories of investors, some of whom may be subject to special rules. In addition, it does not address state, local, foreign or other taxes to which the Fund or its investors may be subject, or any proposed changes in applicable tax laws. Investors should consult their tax advisers with respect to an investment in Fund Shares, including in particular with respect to the new regulations concerning disclosure of arrangements a significant effect of which is to reduce corporate federal income tax liability.

TAXATION OF THE FUND AS AN ORDINARY CORPORATION.

      It is anticipated that the Fund will seek to meet the requirements to qualify for the special pass-through status available to RICs under the Internal Revenue Code, and thus to be relieved of federal income tax on that part of its net investment income and realized capital gains that it distributes to shareholders. If the Fund's status as a RIC is not respected, it should be taxed as an ordinary corporation on its taxable income for that year and assuming certain ownership requirements are met, should be included in the Federal consolidated return of its corporate shareholder. There is no assurance that the Fund will meet the requirements to qualify as a RIC, or that the shareholders will be entitled to the benefits of ownership of shares of a RIC.

TAXATION OF THE FUND AS A RIC

      RIC Qualification Requirements. To qualify as a RIC, the Fund must be registered under the 1940 Act as a management investment company (which in the opinion of Fund counsel, Ropes & Gray, the Fund became so registered upon the filing of its Form N-8A with the U.S. Securities and Exchange Commission on April 11, 2000). The Fund must also distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. It should be noted that a distribution of warrants or equity investments to the Fund will be treated as a sale by the Fund of such assets with the excess of the fair market value of those assets over their tax basis being the amount of the income or gain to the Fund. Among the requirements are the following: (a) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in securities; (b) the Fund must diversify its assets so that, at the close of each quarter of the Fund's taxable year, (i) not more than 25% of the market value of its total assets is invested in the securities of a single issuer, or in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, and (ii) at least 50% of the market value of its total assets is represented by cash, cash items, government securities, securities of other RICs and other securities (with each investment in such other securities limited so that not more than 5% of the market value of the Fund's total assets is invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer); and (c) the Fund must file an election to be treated as a RIC. If, after initially qualifying as a RIC, the Fund fails to qualify for treatment as a RIC for a taxable year, it would be taxed as an ordinary corporation on its taxable income for that year and, assuming certain ownership requirements are met, it should be included in the Federal consolidated return of its corporate shareholder. In such a case, there could be substantial tax and other costs associated with re-qualifying as a RIC. However, under the final version of the applicable regulations expected to be adopted, the foregoing should not apply upon requalification so long as the Fund had qualified as a RIC for at least one taxable year period prior to such disqualification, and had remained disqualified for only one taxable year.

      The Fund will be subject to a non-deductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus certain other amounts. For these purposes, any taxable income retained by the Fund, and on which it pays federal income tax, will be treated as having been distributed.

      The Fund currently intends to distribute in each year for which it qualifies as a RIC substantially all of its net investment income and capital gain net income so as to not be subject to federal income or excise taxes.

TAXATION OF THE FUND'S SHAREHOLDERS IF THE FUND QUALIFIES AS A RIC

      General. Dividends paid to shareholders that are attributable to the Fund's net investment income will be taxable to shareholders as ordinary income. Capital gain distributions are taxable as long-term capital gains regardless of how long the shareholder has held the shares. It is not anticipated that any portion of the Fund's dividends will qualify for the dividends-received deduction for shareholders in respect of their Fund dividends.

      Distributions are generally taxable to shareholders at the time the distribution is received. Any distribution, however, declared by the Fund in October, November or December, made payable to shareholders of record in such a month and paid the following January, is deemed paid by the Fund and received by shareholders on December 31 of the year declared. This will prevent the application of the excise tax, discussed above, to the Fund as a result of the delay in the payment of the dividends.

      If, for any calendar year, the Fund's total distributions exceed its net investment income and net capital gains, the excess will generally be considered a tax-free return of capital to a shareholder to the extent of the shareholder's adjusted tax basis in its shares and then as capital gain. The amount treated as tax-free return of capital will reduce the adjusted tax basis of a shareholder's shares, thereby increasing the potential gain or reducing the potential loss on the sale of the shares.

      In general, upon the sale or other disposition of shares of the Fund by a shareholder, the shareholder will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted tax basis in the shares. Any loss realized will be disallowed to the extent the seller has acquired (or entered into a contract to acquire) substantially identical shares within a period beginning 30 days before the disposition of shares and ending 30 days after the disposition. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Gain or loss realized upon sale of shares or interest generally will be treated as a capital gain or loss. The gain or loss will be a long-term capital gain or loss if the shares were held for more than one year. In addition, if the shares sold by a shareholder were not held for more than six months, any loss on the sale will be treated as long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

      The Fund is required to withhold 31% of reportable payments (which may include dividends and capital gain distributions) to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding. The certification of a shareholder's taxpayer identification number will be provided to the Fund.

      Federal withholding taxes at a rate of 30% (or a lesser treaty rate) may apply to distributions to shareholders of the Fund who are nonresident aliens or foreign limited liability companies, trust or corporations. The rules governing United Sates federal income taxation of foreign shareholders and members of a partnership are complex, and prospective non-U.S. owners should consult with their own tax advisors to determine the impact of federal, state and local income tax laws with regard to an investment in shares, including any reporting requirements.

      Individuals and certain other persons who are shareholders will be required to include in their gross income an amount of certain Fund expenses relating to the production of gross income that are allocable to the Fund. These shareholders, therefore, will be deemed to receive gross income from the Fund in excess of the distributions they actually receive. Such allocated expenses may be deductible by an individual shareholder as a miscellaneous itemized deduction, subject to the limitation on miscellaneous itemized deductions not exceeding 2% of adjusted gross income.

      The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid or deemed paid during the year.

      In certain circumstances the IRS may disallow the federal income tax benefits provided by a particular arrangement when the arrangement significantly reduces or postpones corporate tax liability, or when tax avoidance is a significant purpose of the arrangement. Shareholders should consult their tax advisers about the availability of the benefits anticipated through investment in the Fund, and possible disclosure obligations relating to that investment.

      10.5.       Outstanding Securities

                                                    Amount Held by                 Amount Outstanding Exclusive
                               Amount               Registrant or for its          of Amount Shown Under
Title of Class                 Authorized           Account                        Previous Column


-------------                  -------------        ---------------                -----------------

Common Stock                   23,000,000           None                           20,570,989


      10.6.      Securities Ratings

     None.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES

      11.1.     None.

      11.2.     None.

ITEM 12.  LEGAL PROCEEDINGS.

      None.

PART B

ITEM 16.  GENERAL INFORMATION AND HISTORY

      Not Applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES

      See Item 8.2 Investment Objective and Policies.

ITEM 18.  MANAGEMENT

      18.1 through 18.3.  Management Information

                            DIRECTORS AND OFFICERS

      The Directors of the Fund are responsible for the general oversight of the Fund's business. The Directors and executive officers of the Fund and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Directors is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210, unless otherwise indicated.

                                                      Present principal occupation and principal
Name and Address            Position with Fund        occupation during the past five years
----------------            ------------------        -------------------------------------
*Russell Goldsmith          Director and              Chief Executive Officer and Vice
Age:  50                    President                 Chairman, City National Corporation,
                                                      October 1995 to present; Chairman of the
                                                      Board and Chief Executive Officer, City
                                                      National Bank, October 1995 to present;
                                                      President, Goldsmith Entertainment
                                                      Company, production and media company,
                                                      1994 and 1995; Consultant, Spelling
                                                      Entertainment Group, Inc., television and
                                                      home video company, 1994 to 1995

*Frank P. Pekny             Director and Chief        Executive Vice President and
Age:  56                    Financial Officer         Treasurer/Chief Financial Officer, City
                                                      National Corporation, since 1992.  Vice
                                                      Chairman and Chief Financial Officer,
                                                      City National Bank since 1995; Executive
                                                      Vice President and Chief Financial
                                                      Officer, City National Bank, 1992 to
                                                      October 1995

Marshall Ezralow            Director                  From 1973 to present, The Ezralow
Age: 63                                               Company (real estate development company)
The Ezralow Company
23622 Calabasas Road
Calabasas, CA 91302

Sandy Singer                Director                  From 1969 to present, Senior Partner,
Age: 61                                               Singer, Burke & Co., LLP (CPA)
Singer, Burke & Company LLP
6345 Balboa Boulevard,
Building 4, Suite 375
Encino, CA 91316

Heng W. Chen                Manager                   Assistant Chief Financial Officer and
Age:  48                    and Assistant             Assistant Treasurer since June 1998,
                            Chief Financial           Controller, 1996 to 1998, Assistant
                            Officer                   Treasurer, 1991 to 1996, City National
                                                      Corporation; Executive Vice President-
                                                      Finance since March 2000; Senior Vice
                                                      President-Finance, June 1998 to March
                                                      2000, Senior Vice President-Finance and
                                                      Controller, 1995 to 1998, City National
                                                      Bank

Barbara S. Polsky           Secretary                 Executive Vice President, Secretary and
Age:  45                                              General Counsel, City National Bank and
                                                      City National Corporation November 1999
                                                      to present; General Counsel, Executive
                                                      Vice President and Secretary,Aames
                                                      Financial Corporation June 1996 to
                                                      October 1999; Partner Manatt, Phelps &
                                                      Phillips March 1994 to May 1996

Kim Bingham                 Assistant Vice            Senior Vice President and Manager,
Age:  43                    President                 Structured Finance, City National Bank,
                                                      from February 2000 to present.  Senior
                                                      Vice President, Westside Commercial
                                                      Banking Center, City National Bank, since
                                                      1994.

Rod Bollins                 Assistant Vice            Vice President and Manager, Media and
Age:  27                    President                 Communications Finance, City National
                                                      Bank, March 2000 to present.  Vice
                                                      President, Media and Communications
                                                      Finance, 1997 to March 2000.  Assistant
                                                      Vice President, Westside Commercial
                                                      Banking Center, City National Bank, 1996
                                                      to 1997.  Credit Analyst, Westside
                                                      Commercial Banking Center, City
                                                      National Bank, 1995 to 1996.  Analyst,
                                                      Franchise Finance Group, Citibank, 1994
                                                      to 1995.


Lisa Gaston                 Assistant Vice            Senior Vice President/Senior Loan Officer,
Age:  40                    President                 City National Bank, 1999 to present;
                                                      Division Corporate Credit Administrator,
                                                      California Bank & Trust (formerly
                                                      Sumitomo Bank), 1996 to 1999; Division
                                                      Commercial Credit Administrator, Union
                                                      Bank of California, until 1996.

Bill Souza                  Assistant                 Senior Trust Counsel, City National Bank,
Age:  48                    Secretary                 October 1998 to present; Counsel, Home
                                                      Savings of America, September 1997 to
                                                      October 1998; Senior Counsel, Wells
                                                      Fargo Bank, April 1996 to September
                                                      1997; Managing Counsel, First Interstate
                                                      Bank, January 1995 to April 1996.


--------------------------
      * Directors who are "interested persons" (as defined in the 1940 Act) of the Fund, the Manager, or City National Bank.

      Except as stated below, the principal occupations of the officers and Directors for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

      None of the Directors are directors of any other funds associated with City National Bank. Each Director of the Fund that is not an interested person will receive a fee of $1,500 for each Directors' meeting attended. It is anticipated that there will be at least four meetings each year.

      18.4  Compensation Information

COMPENSATION TABLE(1)


                                                        Pension or Retirement
                                Aggregate               Benefits                   Estimated                  Total
                                Compensation            Accrued                    Annual                     Compensation
                                From Fund               As Part of                 Benefits Upon              From the Fund
NAME, POSITION                  Expenses                Fund Expenses              Retirement                 Paid to Director
                                --------                -------------              ----------                 ----------------
Russell Goldsmith               None                    None                       None                       None
Director

Frank P. Pekny,                 None                    None                       None                       None
Director

Marshall Ezralow,               None                    None                       None                       $6,000
Director


Sandy Singer,                   None                    None                       None                       $6,000
Director





(1) Figures are for the Fund's fiscal year ending December, 31, 2000.

      18.5   Code of Ethics

      The Fund has adopted a Code of Ethics ("Code") under Rule 17j-1 of the Investment Company Act, and this Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund.

      This Code can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. This Code is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this Code may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

      Item 19.  Control Persons and Principal Holders of Securities

      19.1. As of July 11, 2000, City National Bank, a national banking association, whose principal office is located at City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210, owns 100% of the voting shares of the Registrant. City National Bank is a subsidiary of City National Corporation, a bank holding company that is a California corporation whose principal office is located at City National Center, 400 North Roxbury, Beverly Hills, California 90210. As of March 31, 2000, City National Corporation had assets of approximately $8.4 billion.

      19.2.      See 19.1 above.

      19.3.      None.

      Item 20.  Investment Advisory and Other Services

      1-6.       See Item 9 - Management.


      7. The Fund will provide audited annual financial statements to its Shareholders. For the Fund's first fiscal year, the independent auditors engaged to audit the Fund's financial statements are KPMG LLP, 355 South Grand Avenue, Suite 2000, Los Angeles 90071; thereafter the selection of independent auditors by the Fund's directors will be ratified annually by Shareholders at the Fund's annual meeting.

      8. See Item 9 - Management.

      Item 21.  Brokerage Allocation And Other Practices

      INVESTMENT DECISIONS

      Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold by the Manager even though it could have been bought or sold for City National Bank at the same time. Likewise, a particular security may be bought by the Manager when City National Bank is selling the security. There may be circumstances when purchases or sales of portfolio securities by the Manager for City National Bank will have an adverse effect on the Fund.

      BROKERAGE AND RESEARCH SERVICES

      Whole Loans, mortgage-related assets and other fixed-income securities will generally be acquired by the Fund from the issuer thereof in privately-negotiated transactions not involving payment of brokerage commissions. The Fund may occasionally pay a commission or other fee to an unaffiliated third party for brokerage or referral services. Some fixed-income securities may be purchased through dealers on a "net" basis without a stated commission.

      Item 22.  Tax Status

      See Item 10.4 - Taxes.

      Item 23.  Financial Statements



                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
CN Loan Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the CN Loan Fund, Inc. as of April 11, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluation the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the CN Loan Fund, Inc. as of April 11, 2000 in conformity with accounting principles generally accepted in the United States of America.

                                   KPMG LLP

Los Angeles, California
July 7, 2000



                               CN LOAN FUND, INC.

                      Statement of Assets and Liabilities

                                 April 11, 2000

Assets--cash                                                $    1,000
                                                             ===========
Net assets represented by common stock                      $    1,000
                                                             ===========
Shares outstanding ($100 par value)                                 10
                                                             ===========
Net asset value per share                                   $      100
                                                             ===========

See accompanying note to statement of assets and liabilities.



                               CN LOAN FUND, INC.

                  Note to Statement of Assets and Liabilities

                                 April 11, 2000


The CN Loan Fund, Inc. (the Fund), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The Fund is an indirect wholly owned subsidiary City National Corporation. As of the date of this report, operations of the Fund have been limited to organizational matters and the issuance of initial shares. All organization costs have been borne by City National Corporation.

PART C

Item 24.  Financial Statements and Exhibits

      (1)    Financial Statements

             (a)  Included in Part A:

                  None.

             (b)  Included in Part B:

                  Statement of Assets and Liabilities at April 11, 2000.

      (2)    (a)  Articles of Incorporation of CN Loan Fund, Inc. dated April 5, 2000 are filed herewith.

             (b)  Bylaws of CN Loan Fund, Inc. dated as of April 11, 2000 are filed herewith.

             (c)  None.

             (d)  The following portions of the Fund's Articles of Incorporation filed as exhibit 2(a) hereto, define the rights of shareholders:

                  SIXTH:  Shares of Stock

                      B. Stockholders shall not have preemptive or preferential rights to acquire any shares of the capital stock of the Corporation, and any or all of such shares, whenever authorized, may be issued, or may be reissued and transferred if such shares have been reacquired and have treasury status, to any person, firm, corporation, trust, partnership, association or other entity for such lawful consideration and on such terms as the Board of Directors determines in its discretion without first offering the shares to any such holder.

                      D. The Board of Directors of the Corporation may, by adoption of a resolution or Bylaw, impose restrictions upon the transferability by shareholders of shares of the Corporation's capital stock.

                      E. No shares of the Corporation's capital stock shall have any conversion or exchange rights or privileges or have cumulative voting rights.

                      F. Except as otherwise required under the 1940 Act, voting power for the election of directors and for all other purposes shall be vested exclusively in the holders of the Common Stock. Each holder of a full or fractional share of Common Stock shall be entitled, in the case of full shares, to one vote for each such share and, in the case of fractional shares, to a fraction of one vote corresponding to the fractional amount of each such fractional share, in each case based upon the number of shares registered in such holder's name on the books of the Corporation.

                      G. The assets so distributed to the stockholders shall be distributed among such stockholders, in cash or in kind at the option of the directors, in proportion to the number of full and fractional shares of Common Stock held by them and recorded on the books of the Corporation.

                      H. Each holder of shares of capital stock shall, upon demand, disclose to the Corporation such information with respect to direct or indirect holdings of such shares as the directors or any officer or agent of the Corporation designated by the directors deem necessary to comply with provisions of the Internal Revenue Code of 1986 applicable to the Corporation, to comply with requirements of any other appropriate taxing authority, or to comply with the provisions of the 1940 Act or of the Employee Retirement Income Security Act of 1974, as any of said laws may be amended from time to time.

                  NINTH: Stockholder Liability. The stockholders shall not be liable to any extent for the payment of any debt of the Corporation.

                  TENTH: Majority of Votes. Except as otherwise provided in these Articles, under the 1940 Act, or under any provision of Maryland law requiring approval by a greater proportion than a majority of the votes entitled to be cast in order to take or authorize any action, any action may be taken or authorized by the Corporation upon the affirmative vote of a majority of the votes entitled to be cast thereon.

                  ELEVENTH:  Special Voting Requirements:  Control Shares.

                      A. The Corporation shall not be governed by the provisions of Section 3-602 of the Maryland General Corporation Law.

                      B. Any acquisition of shares of the stock of the Corporation, by any person and at any time, shall be generally exempted from the requirements of subtitle 7 of Title 3 of the Maryland General Corporation Law.

                  TWELFTH:  Limitation on Liability.

                      A. To the maximum extent permitted by the laws of Maryland law (but not in violation of any applicable requirement or limitation of the 1940 Act), in each case as currently in effect or as may hereafter be amended:

                      1. No director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages; and

                  THIRTEENTH: Right of Amendment. Any provision of these Articles may be amended, altered, or repealed upon the affirmative vote of a two-thirds of all the votes entitled to be cast on the matter.

The following portions of the Fund's By-laws filed as exhibit 2(b) hereto, define the rights of shareholders:

                                  ARTICLE II

                                 SHAREHOLDERS

                Section 1. Annual Meetings. It will not be the policy of the corporation to have an annual meeting unless required by the holders of 10% of outstanding voting securities or scheduled by the Board of Directors. If required, the annual meeting of shareholders shall be held during the month of March, at which they shall elect a Board of Directors and transact such other business as may be required by law or these bylaws or as may properly come before the meeting.

                Section 2. Special Meetings. Special meetings of shareholders may be called at any time by the Chairman of the Board, or President, or by a majority of the Board of Directors, and shall be held at such time and place as may be stated in the notice of the meeting.

                Special meetings of the shareholders may be called by the Secretary upon the written request of the holders of shares entitled to vote not less than twenty-five percent of all the votes entitled to be cast at such of meeting, prov ided that
                (1) such request shall stated the purposes such meeting and the matters proposed to be acted on, an (2) the ration shareholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting shall be called upon the request a of shareholders to consider any matter which is substantially the same as matter voted upon at any special meeting of the shareholders held during the preceding twelve months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

                Section 3. Notice of Meetings. The Secretary shall cause notice of the place, date, and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be mailed, postage prepaid not less than ten nor more than ninety days before the date of the meeting to each shareholder entitled to vote at such meeting at his or her address as it appears on the records of the Corporation at the time of such mailing. Notice shall be deemed to be given when deposited in the Unite States mail addressed to the shareholders as aforesaid. Notice of any shareholders' meeting need not be given to any shareholder who shall sign a written waiver of such notice whether before or after the time of such meeting, or to any shareholder who is present at such meeting in person or by proxy. Notice of adjournment of a shareholders' meeting to another time or place need not be given if such time and place are announced at the meeting. Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the shareholders shall not invalidate any action otherwise properly taken by or at any such meeting.

                Section 4. Quorum and Adjournment of Meetings. The presence at any , of shareholders' meeting, in person, by telephone conference, or by proxy of shareholders entitled to cast a majority of the votes shall be necessand the sufficient to constitute a quorum for the transaction of business. In ote absence of a quorum, the holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, or, if no shareholder entitled to vote is present in person or by proxy, any officer present entitled preside or act as secretary of such meeting may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

                Section 5. Voting. Except as otherwise provided in the Articles of Incorporation or by applicable law, at each shareholders' meeting each he shareholder shall be entitled to one vote for each share of stock of t r naCorporation validly issued and outstanding and registered in his or heme on th the books of the Corporation on the record date fixed in accordance wi by
                Section 5 of Article VI hereof, either in person or by proxy
                appointed y   instrument in writing subscribed by such
                shareholder or his or her dul authorized attorney, except that no shares held by the Corporation shall be entitled to a vote.

                Except as otherwise provided in the Articles of Incorporation, these Bylaws, as required by provisions of the Investment Company Act of 1940, as amended ("1940 Act") or as required under Maryland law, all matters shall be decided by a vote of the majority of the votes validly cast. The vote upon any question shall be by ballot whenever requested by any person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved at the meeting.

                At any meeting at which there is an election of Directors, the Chairman of the meeting may, and upon the request of the holders of ten percent of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed as an inspector.

                Section 6. Validity of Proxies. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the shareholder or by his or her duly authorized attorney. Unless a proxy provides otherwise, it shall not be valid more than eleven months after its date. All proxies shall be delivered to the Secretary of the Corporation or to the person acting as Secretary of the meeting before being voted, who shall decide all questions concerning qualification of voters, the validity of proxies, and the acceptance or rejection of votes. If inspectors of election have been appointed by the Chairman of the meeting, such inspectors shall decide all such questions. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise.

                Section 7. Stock Ledger and List of Shareholders. It shall be the duty of the Secretary or Assistant Secretary of the Corporation to cause an original or duplicate stock ledger to be maintained at the office of the Corporation's transfer agent. Such stock ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection.

                Any one or more persons, each of whom has been a shareholder of record of the Corporation for more than six months next preceding such request, who owns in the aggregate five percent or more of the outstanding capital stock of the Corporation, may submit (unless the Corporation at the time of the request maintains a duplicate stock ledger at its principal office in Maryland) a written request to any officer of the Corporation or its resident agent in Maryland for a list of the shareholders of the Corporation. Within twenty days after such a request, there shall be prepared and filed at the Corporation's principal office in Maryland a list containing the names and addresses of all shareholders of the Corporation and the number of shares of each class held by each shareholder, certified as correct by an officer of the Corporation, by its stock transfer agent, or by its registrar.

                Section 8. Action Without Meeting. Any action required or permitted to be taken by shareholders at a meeting of shareholders may be taken without a meeting if (1) all shareholders entitled to vote on the matter sign a written consent to the action, (2) all shareholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent, and (3) the consents and waivers are filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote at the meeting.

                                  ARTICLE VI

                                 CAPITAL STOCK

                Section 1. Certificates of Stock. The interest of each shareholder of the Corporation may be evidenced by certificates for shares of stock in such form as the Board of Directors may from time to time authorize; provided, however, the Board of Directors may, in its discretion, authorize the issuance of non-certificated shares. No certificate shall be valid unless it is signed by the Chairman, Vice Chairman, President, or a Vice President and countersigne by the Secretary or an Assistant Secretary, or the Treasurer or an Assistant Treasurer of the Corporation and sealed with the seal of the Corporation, or bears the facsimile signatures of such officers and a facsimile of such seal In case any officer who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation, or otherwise) before such certificate is issued, such certificate may be issued and delivered by the Corporation with the same effect as if he or she were such officer at the date of issue.

                In the event that the Board of Directors authorizes the issuance of non-certificated shares of stock, the Board of Directors may, in its discretion, and, at any time, discontinue the issuance of share certificates and may, by written notice to the registered owners of each certificated share, require the surrender of share certificates to the Corporation for cancellation. Such surrender and cancellation shall not affect the ownership of shares of the Corporation.

                Section 2. Transfer of Shares. Subject to the provisions of the next sentence of this Section 2 of Article VI, Shares of the Corporation shall be transferable on the books of the Corporation by the holder of record thereof in person or by his or her duly authorized attorney or legal representative (i) upon surrender and cancellation of any certificate or certificates for the same number of shares of the same class, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agents may reasonably require, or (ii) as otherwise prescribed by the Board of Directors. The Board of Directors may, from time to time, adopt limitations and rules and regulations with reference to the transfer of the shares of stock of the Corporation to comply with the requirements of the Securities Act of 1933, as amended, or other applicable laws. The Corporation shall be entitled to treat the holder of record of any share of stock as the absolute owner thereof for all purposes, and accordingly shall not be bound to recognize any legal, equitable, or other claim or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by law or the statutes of the State of Maryland.

                Section 5. Fixing of Record Date. The Board of Directors may fix in advance a date as a record date for the determination of the shareholders entitled to notice of or to vote at any shareholders' meeting or any adjournment thereof, or to express consent to corporate action in writing without a meeting, or to receive payment of any dividend or other distribution or allotment of any rights, or to exercise any rights in respect of any change, conversion, or exchange of stock, or for the purpose of any other lawful action, provided that

                (1) such record date shall be within ninety days prior to the date on which the particular action requiring such determination will be taken, (2) the transfer books shall not be closed for a period longer than twenty days, and (3) in the case of a meeting of shareholders, the record date shall be at least ten days before the date of the meeting.

                Section 6. Lost, Stolen or Destroyed Certificates. Before issuing a new certificate for stock of the Corporation alleged to have been lost, stolen, or destroyed, the Board of Directors or any officer authorized by the Board may, in their discretion, require the owner of the lost, stolen, or destroyed certificate (or his or her legal representative) to give the Corporation a bond or other indemnity, in such form and in such amount as the Board or any such officer may direct and with such surety or sureties as may be satisfactory to the Board or any such officer, sufficient to indemnify the Corporation against any claim that may be made against it on account of the alleged loss, theft, or destruction of any such certificate or the issuance of such new certificate.

                                   ARTICLE X

                                  AMENDMENTS

                Section 2. By Shareholders Only. No amendment of any section of these Bylaws shall be made except by the at shareholders of the Corporation if the Bylaws provide th such section may not be amended, altered, or repealed any except by the shareholders. From and after the issue of shares of the capital stock of the Corporation, no be amendment, alteration, or repeal of this
                Article X shall made except by the affirmative vote of the holders of either: (a) more than two-thirds of the Corporation's outstanding shares present at a meeting at which the holders of more than fifty percent of the outstanding shares are present in person or by proxy, or (b) more than fifty percent of the Corporation's outstanding shares.

           (e)  None.

           (f)  None.

           (g)  None.

           (h)  Not Applicable.

           (i)  None.

           (j) Custodian Agreement between CN Loan Fund, Inc. and City National Bank dated as of April 11, 2000 is filed herewith.

           (k) Fund Accounting Agreement between CN Loan Fund, Inc. and City National Bank dated as of April 11, 2000 is filed herewith.

           (l)  Not Applicable.

           (m)  Not Applicable.

           (n)  Not Applicable.

           (o)  Not Applicable.

           (p) Purchase Agreement between CN Loan Fund, Inc. and Heng Chen dated as of April 11, 2000 is filed herewith.

           (q)  None.

           (r) Code of Ethics of CN Loan Fund, Inc. dated as of April 11, 2000 is filed herewith.

      Item 25.  Marketing Arrangements

      None.

      Item 26.  Other Expenses of Issuance and Distribution

      None.

      Item 27.  Persons Controlled by or Under Common Control with Registrant

      The Fund does not control any person.

      Item 28.  Number of Holders of Securities of the Fund

      Title of Class                 Number of Record Holders
      --------------                 ------------------------
      Common Stock                   1

      Item 29.  Indemnification


      The corporation law of the State of Maryland, under which the Fund is incorporated, permits the articles of incorporation of a Maryland corporation to include a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages, subject to specified restrictions. The law does not, however, allow the liability of directors and officers to the corporation or its stockholders to be limited to the extent that (1) it is proved that the person actually received an improper benefit or profit or (2) a judgment or other final adjudication is entered in a proceeding based on a finding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the process. The Articles of Incorporation of the Fund contain a provision limiting the liability of the directors and officers of the Fund and its Shareholders to the fullest extent permitted from time to time by the laws of Maryland (but not in violation of the 1940 Act). The Maryland corporation law also permits a corporation to indemnify its directors, officers and agents, among others, against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that the act or omissions of the party seeking to be indemnified was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty, or the party actually received an improper personal benefit, or, in the case of any criminal proceeding, the party had reasonable cause to believe that the act or omission was unlawful.

      The Fund's Articles of Incorporation and Bylaws require the Fund to indemnify its directors, officers and agents (including the Manager) to the fullest extent permitted from time to time by the laws of Maryland, subject to the limitations on indemnification under the 1940 Act. The Fund's Bylaws provide that the Fund may purchase and maintain insurance on behalf of any person who is or was a director, officer, or agent of the Fund against any liability asserted against that person and incurred by that person in or arising out of his or her position, whether or not the Fund would have the power to indemnify him or her against such liability; provided that no such insurance purchased will protect or purport to protect any officer or director against liabilities for willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

      Item 30.  Business and Other Connections of Investment Adviser

      See Item 9 - Management.

      Item 31.  Location of Accounts and Records

      (1)       City National Bank, City National Center, 400 North Roxbury
                Drive, Beverly Hills, California 90210 (records relating to management of the Fund and to City National Bank's function as custodian and transfer agent)

      (2)       Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite
                800 East, Washington, DC 20005 (the Registrant's Articles of
                Incorporation, By-laws and Minute Books)


      Item 32.  Management Services

      None.

      Item 33.  Undertakings

      Not Applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, DC on the 10th day of July, 2000.

                               CN Loan Fund, Inc.

                               By:  /s/ Russell Goldsmith
                                  ----------------------------
                                        Russell Goldsmith
                                        President and Director

      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Capacity                      Date
---------                                 --------                      ----
/s/ Russell Goldsmith
-----------------------                                                 July 10, 2000
Russell Goldsmith                         President and Director

/s/ Frank P. Pekny
-----------------------                                                 July 10, 2000
Frank P. Pekny                            Chief Financial Officer
                                            and Director

/s/ Marshall Ezralow
--------------------                                                    July 10, 2000
Marshall Ezralow                          Director

/s/ Sandy Singer
----------------                                                        July 10, 2000
Sandy Singer                              Director


                                 EXHIBIT INDEX

EXHIBIT NO.                    DESCRIPTION
-----------                    -----------
(2)(a)          Articles of Incorporation of CN Loan Fund, Inc. filed on April
                5, 2000.

(2)(b)          Bylaws of CN Loan Fund, Inc. dated as of April 11, 2000.

(2)(j)          Custodian Agreement  between CN Loan Fund, Inc. and City
                National Bank dates as of April 11, 2000.

(2)(k)          Fund Accounting Agreement between CN Loan Fund, Inc. and City
                National Bank  dated as of April 11, 2000.

(2)(p) Purchase Agreement between CN Loan Fund, Inc. and Heng Chen dated as of April 11, 2000.

(2)(r)          Code of Ethics of CN Loan Fund, Inc. dated as of April 11,
                2000.
